Other balance sheet items - Schedule of Trade and Other Receivables, Net (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gross trade and other receivables	$ 53,253	$ 49,942
Allowance for doubtful accounts	(697)	(1,061)
Total trade and other receivables, net	$ 52,556	$ 48,881